Business Combinations (Details) - USD ($)									1 Months Ended	12 Months Ended
	Apr. 01, 2021	Jan. 01, 2021	Sep. 02, 2020	May 07, 2020	Oct. 01, 2019	Jun. 30, 2019	Apr. 01, 2019	Feb. 28, 2019	Feb. 28, 2019	Dec. 31, 2020	Mar. 31, 2022	Dec. 31, 2021
Business Combinations (Details) [Line Items]
Total consideration										$ 11,340,000
Amount paid											$ 1,055
EnableIT, LLC [Member]
Business Combinations (Details) [Line Items]
Total consideration	$ 6,000,000
Payments upon closing of the business acquisition	4,000,000
Business acquisition, remaining installment	2,000,000
Menarva Ltd [Member]
Business Combinations (Details) [Line Items]
Total consideration	5,595,000
Payments upon closing of the business acquisition	3,000,000
Contingent consideration amount	$ 2,595,000
Y.G. Soft IT Ltd [Member]
Business Combinations (Details) [Line Items]
Total consideration		$ 1,134,000
Payments upon closing of the business acquisition		367,000
Contingent consideration amount		$ 510,000
Acquired shares percentage		60.00%
Contingent on future performance		$ 256,000
Remaining interest		40.00%
Aptonet Inc [Member]
Business Combinations (Details) [Line Items]
Total consideration				$ 4,663,000
Payments upon closing of the business acquisition				3,663,000
Business acquisition, remaining installment				1,000,000
Remainder consideration				$ 500,000
Stockell information systems, Inc [Member]
Business Combinations (Details) [Line Items]
Total consideration			$ 7,714,000
Payments upon closing of the business acquisition			6,265,000
Business acquisition, remaining installment			1,449,000
Remainder consideration			$ 760,000
Net Effects Inc [Member]
Business Combinations (Details) [Line Items]
Total consideration						$ 12,500,000
Payments upon closing of the business acquisition						9,400,000
Business acquisition, remaining installment						$ 3,100,000
PowWow Inc [Member]
Business Combinations (Details) [Line Items]
Total consideration							$ 8,400,000
Contingent on future performance							$ 2,000,000
On Target Group Inc [Member]
Business Combinations (Details) [Line Items]
Total consideration								$ 4,000	$ 7,000,000
Payments upon closing of the business acquisition									6,000,000
Total estimated consideration									12,456,000
Paid in cash									$ 1,000,000
Estimates total purchase price												$ 19,617,000
Estimates total purchase price, 2019												6,500,000
Estimates total purchase price, 2020												1,000,000
Estimates total purchase price, 2021												1,000,000
Estimates total purchase price, 2022												$ 2,000,000
Infinigy Solutions LLC [Member]
Business Combinations (Details) [Line Items]
Total consideration					$ 4,393,000
Additional rate ownership acquired					30.00%
Share purchase holding percentage					100.00%